Expense Example - Great-West Moderately Aggressive Profile Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	L 1 Year	L 3 Years	L 5 Years	L 10 Years
USD ($)	67	218	381	856	103	328	571	1,268	128	406	705	1,554